Debt - Loss on Extinguishment of Debt (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Debt Instrument, Redemption [Line Items]
Loss on extinguishments of debt	$ 0.7	$ 3.6	$ 5.3	$ 0.0	$ 59.7	$ 48.9
AmeriGas Partners
Debt Instrument, Redemption [Line Items]
Early redemption premiums					51.3	39.6
Write-off of unamortized debt issuance costs					8.4	9.3
Loss on extinguishments of debt					$ 59.7	$ 48.9